ProShares Trust
7501 Wisconsin Avenue, Suite 1000E
Bethesda, Maryland 20814
February 26, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProShares Trust (File Nos. 333-89822; 811-21114)
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of ProShares Trust (the “Registrant”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 223 under the Securities Act and Amendment No. 232 under the 1940 Act (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”). The purpose of this filing is to register shares of ProShares Nasdaq-100 Dorsey Wright Select ETF. The Registrant elects to update financial information in its next amendment filing pursuant to Rule 485(b).
Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.
Sincerely,
/s/Kristen Freeman
Kristen Freeman
Director, Counsel - ProShare Advisors LLC
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